Provision for decommissioning costs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 28,513
Current	2,950	$ 1,696
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	675	493
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	8,106	7,266
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	12,748	12,071
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	6,984	6,373
Provision Total [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	28,513	26,203
Non-current	$ 25,563	$ 24,507